Lease Liabilities	9 Months Ended
Sep. 30, 2020
Lease liabilities
Lease Liabilities

9. Lease liabilities

At September 30, 2020 and December 31, 2019, lease liabilities consisted of the Company’s lease of office and laboratory facilities at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. A new lease agreement was put in place on July 1, 2020 for a 10-year period, which may be extended for subsequent 5-year terms. The carrying amount of the right-of-use asset is disclosed under note 6 Property, plant & equipment.